COMMON SHARES (Details)	12 Months Ended
	Dec. 31, 2015 item shares	Dec. 31, 2014 shares
Class of Stock [Line Items]
Common shares, shares outstanding	137,133,413	114,379,243
Class A Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding	64,123,625	31,033,332
Number of voting right per share | item	1
Conversion ratio of Class A common shares could be converted from each Class B common shares	1
Class B Common Shares
Class of Stock [Line Items]
Common shares, shares outstanding	73,009,788	83,345,911
Number of voting right per share | item	10